Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

June 20, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Lifestyle Allocation 30% (a “Fund”), a series of Legg Mason Partners Equity Trust (a “Registrant”)

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Legg Mason BW Global Opportunities Bond Fund and Legg Mason BW International Opportunities Bond Fund (each, a “Fund”), each a series of Legg Mason Global Asset Management Trust (a “Registrant”)

Securities Act File No. 333-162441

Investment Company Act File No. 811-22338

Ladies and Gentlemen:

On behalf of each Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated May 31, 2012 to the prospectus for each Fund listed above.

Any questions or comments on the filing should be directed to the undersigned at (617) 951-8029 or Matthew Prasse at (617) 951-8693.

Sincerely,

/s/ Michelle R. Cirillo

Michelle R. Cirillo

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC